PRIVATE PLACEMENT WARRANTS (Details Narrative) - USD ($)	Feb. 23, 2022	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Price of warrants		$ 11.50
Private Placement Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued	9,763,333
Price of warrants	$ 1.50
Proceeds from sale of warrants	$ 14,645,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50